Document and Entity Information	12 Months Ended
Aug. 31, 2023 shares
Ifrs Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2023
Entity File Number	000-39730
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	730 Boulevard du Curé-Boivin
Entity Address, City or Town	Boisbriand
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7G 2A7
Entity Address, Country	CA
Title of 12(b) Security	Common Shares (no par value per share)
Trading Symbol	VMAR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,172,800
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Montréal, Canada
Auditor Firm ID	1263
Business Contact
Ifrs Statement [Line Items]
Entity Address, Address Line One	730 Boulevard du Curé-Boivin
Entity Address, City or Town	Boisbriand
Entity Address, Postal Zip Code	J7G 2A7
Contact Personnel Name	Kulwant Sandher
City Area Code	450
Local Phone Number	951-7009
Contact Personnel Email Address	ks@v-mti.com